Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2023	2024
	US$ thousands

Cash	42,009	47,727
Cash equivalents *	4,963	3,556
	46,972	51,283

*	Comprised mainly of bank deposits in USD as at December 31, 2023 and 2024 carrying a weighted average interest rate of 4.57% and 3.46%, respectively.